INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax expense	$ 81	$ 90
Deferred income tax expense (recovery)	19	(9)
Income tax expense	$ 100	$ 81